Board of Directors and Executive Management Compensation	12 Months Ended
Dec. 31, 2024
Board of Directors and Management Compensation
Board of Directors and Management Compensation

Note 8

Board of Directors and Executive Management Compensation

			2024			2023			2022
	Board of	Executive		Board of	Executive		Board of	Executive
EUR’000	directors	management	Total	directors	management	Total	directors	management	Total
Wages, salaries and board fees	334	1,050	1,384	183	850	1,033	180	683	863
Share based payment	—	957	957	—	588	588	—	173	173
Other short-term benefits	—	41	41	—	55	55	—	36	36
Cash bonus	—	1,197	1,197	—	1,155	1,155	—	482	482
Total management compensation	334	3,245	3,579	183	2,648	2,831	180	1,374	1,554

Executive Management

Executive Management means the members of the Executive Management which are registered with the Danish business authority and who also have the authority and responsibility for the planning, directing and controlling activities of the Company as defined by IAS 24. As such, Executive Management is considered Chief Operating Decision Makers (CODM) as defined by IFRS 8.

Board of Directors

Andreas Sohmen-Pao and Andreas Beroutsos are employed by the BW Group. These board members have not received remuneration from Cadeler in 2022, 2023 and 2024. Andreas Beroutsos stepped down from the Board with effect from 25 April 2023. On the same date, Andrea Abt joined the Board.

Note 8

Board of Directors and Executive Management Compensation

Continued from previous page

David Peter Cogman is employed by the Swire Group and has not received remuneration from Cadeler in 2021, 2022 and 2023. David Peter Cogman stepped down from the Board with effect from 16 June 2023 along with Connie Hedegaard.

On 20 February 2024, Emanuele Lauro and James Nish joined the Board. Emanuele Lauro is the Director and Chief Executive Officer of Scorpio Holdings Limited considered a related party (See Note 27).

On 23 April 2024, Jesper T. Lok left the Board of Directors and Colette Cohen was elected to serve a two year term through the 2026 AGM.

On 11 November 2024, Thomas Thune Andersen was elected as a new member of the Board of Directors.